Accounts receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, gross	$ 12,653	$ 14,969
Less: allowance for credit losses (Note 2(j))	(2,633)	(1,434)
Accounts receivable, net	$ 10,020	13,535
Discontinued operations
Accounts receivable, gross		70,946
Less: allowance for credit losses (Note 2(j))		(27,729)
Accounts receivable, net		43,217
Continuing and discontinued operations
Accounts receivable, gross		85,915
Less: allowance for credit losses (Note 2(j))		(29,163)
Accounts receivable, net		$ 56,752